Finance Costs	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Finance Costs
26.	FINANCE COSTS

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Interest expense
Corporate bo n ds	$1,633.8	$1,139.9	$1,337.3
Bank loans	1,417.3	1,869.4	500.9
Lease liabilities	—	240.9	227.8
Others	0.1	0.7	15.5

	$3,051.2	$3,250.9	$2,081.5